Trade and Other Payables - Disclosure of Trade and Other Payables (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial liabilities
Trade payables	R 1,266	R 1,269
Current lease liabilities	197	107
Other liabilities	328	129
Short-term employee benefits accruals	832	847
Non-financial liabilities
Leave liabilities	770	731	R 537
Shaft related accruals	841	928
Other accruals	92	211
Value added tax	156	163
Income and mining tax	12	4
Total current trade and other payables	R 4,494	R 4,389